Segments	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	Segments

The chief operating decision maker’s (Rediff’s Chairman and Managing Director) allocates resources to and assess the performance of the segments of the Company. The chief operating decision maker evaluates segment performance primarily by results of the segment before operating expenses.

The Company has two operating segments, namely, the India Online business and the U.S. Publishing business.

(i)
India Online business, comprised of revenues from online advertising (which includes display, performance and sponsorship formats) and fee-based services (which includes e-commerce marketplace fees and revenues from subscription-based email services and mobile value added services).

(ii)	US Publishing business, comprised of revenues from advertising and subscription for India Abroad print and online properties and online advertising revenue from the Rediff India Abroad website.

Following are the segment results and segment assets for the years ended March 31, 2013, 2014 and 2015.

	2013			2014			2015
	India	US		India	US		India	US
	Online	Publishing		Online	Publishing		Online	Publishing
	Business	Business	Total	Business	Business	Total	Business	Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	8,485,560	2,872,638	11,358,198	8,161,964	2,534,345	10,696,309	6,583,878	2,085,218	8,669,096
Fee based services	4,041,904	258,602	4,300,506	5,206,078	218,410	5,424,488	6,511,248	157,832	6,669,080
Total revenues	12,527,464	3,131,240	15,658,704	13,368,042	2,752,755	16,120,797	13,095,126	2,243,050	15,338,176

Cost of revenues (excluding depreciation and amortization)	7,470,935	2,480,949	9,951,884	8,330,948	2,082,116	10,413,064	8,854,598	1,981,319	10,835,917

Segment Results	5,056,529	650,291	5,706,820	5,037,094	670,639	5,707,733	4,240,528	261,731	4,502,259

Segment Assets	35,577,371	820,713	36,398,084	24,960,743	2,447,659	27,408,402	13,204,415	881,567	14,085,982

Capital expenditure	2,105,552	2,315	2,107,867	1,469,037	6,325	1,475,362	1,416,692	539	1,417,231
Depreciation/amortization	3,651,816	12,560	3,664,376	3,054,173	6,096	3,060,269	1,713,662	5,665	1,719,327

The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2013, 2014 and 2015.

	2013	2014	2015
	US$	US$	US$

Segment result	5,706,820	5,707,733	4,502,259
Operating expenses (including depreciation and amortization)	(19,571,322)	(18,048,045)	(19,534,453)
Other income, net	2,314,721	4,716,132	1,234,415

Net loss before income taxes and equity in net earnings (loss) of equity method investees	(11,549,781)	(7,624,180)	(13,797,779)

Revenues from fee based services are as follows:

	As at March 31,
	2013	2014	2015
	US$	US$	US$
e-commerce marketplace fees	2,147,008	3,249,096	4,255,268
Subscription service	1,894,896	1,956,982	2,255,980
Total	4,041,904	5,206,078	6,511,248

The following is a reconciliation of the segment assets to the total assets as at March 31, 2014 and 2015.

	As at March 31,
	2013	2014	2015
	US$	US$	US$
India Online business	35,577,371	24,960,743	13,204,415
US Publishing business	820,713	2,447,659	881,567
Total segment assets	36,398,084	27,408,402	14,085,982
Investment, at cost	1,404,987	—	—
Rediff.com India Employee trust	45,931	45,137	46,990
Total assets	37,849,002	27,453,539	14,132,972

Revenues are attributed to individual countries according to the location of the customers.

Revenues derived from external customers are as follows:

	Years ended March 31,
	2013	2014	2015
	US$	US$	US$
United States and Canada	3,030,249	3,314,354	2,372,700
India	12,241,845	12,176,561	12,306,537
Rest of the world	386,610	629,882	658,939
Total revenues	15,658,704	16,120,797	15,338,176

No single customer accounted for 10 percent or more of the total revenues for the years ended March 31, 2013, 2014 and 2015.

Long-lived assets by location are as follows:

	As of March 31,
	2014	2015
	US$	US$
United States and Canada	5,912	—
India	3,565,310	—
Total	3,571,222	—